Consolidated Statements of Operations - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
REVENUE
Sales	$ 645,176	$ 933,715
Cost of goods sold	756,836	766,779
Gross profit (loss)	(111,660)	166,936
OPERATING EXPENSES
General and administrative expenses $1,133,077, and $1,516,805 in stock-based compensation, respectively	18,607,142	15,985,552
Research and development, includes $262,154, and $591,518 in stock-based compensation, respectively	7,074,339	7,268,084
Sales and marketing $6,787, and $1,023,045 in stock-based compensation, respectively	269,284	1,849,460
Impairment on notes receivable		543,938
Total operating expenses	25,950,765	25,647,034
NET LOSS FROM OPERATIONS	(26,062,425)	(25,480,098)
OTHER EXPENSE
Interest expense	(4,195,127)	(753,038)
Interest income	10,166	57,348
Other income		58,960
Amortization of debt discount	(2,194,773)	(1,533,048)
Gain on note exchange agreement	51,712
Total other expense	(6,328,022)	(2,169,778)
Net loss before income taxes	(32,390,447)	(27,649,876)
Income tax provision
NET LOSS	(32,390,447)	(27,649,876)
NET LOSS ATTRIBUTABLE TO NON-CONTROLLING INTEREST	(9,608)
NET LOSS ATTRIBUTABLE TO ADITXT, INC. & SUBSIDIARIES	(32,380,839)	(27,649,876)
Deemed Dividend	(319,871)	(37,667)
NET LOSS ATTRIBUTABLE TO COMMON STOCKHOLDERS	$ (32,700,710)	$ (27,687,553)
Net loss per share - basic and diluted (in Dollars per share)	$ (108.15)	$ (597.12)
Weighted average number of shares outstanding during the period - Basic (in Shares)	302,356	46,369